Tax - Balance sheet related (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Dec. 31, 2022
Tax effect of temporary differences
Net operating loss carry-forwards, after allocation of valuation allowances	SFr 12	SFr 138
Net deferred tax assets	SFr (95)	SFr (411)